JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)
EXCHANGE-TRADED FUNDS — 79.6%
Fixed Income — 18.6%
iShares 7-10 Year Treasury Bond ETF	84		8,995
iShares MBS ETF	44		4,442
Vanguard Total International Bond ETF	1,335		70,027

Total Fixed Income			83,464

International Equity — 17.4%
iShares MSCI EAFE ETF	60		4,448
JPMorgan BetaBuilders Canada ETF (a)	144		10,093
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	150		8,347
JPMorgan BetaBuilders Europe ETF (a)	830		45,572
JPMorgan BetaBuilders Japan ETF (a)	197		10,006

Total International Equity			78,466

U.S. Equity — 43.6%
iShares Core S&P 500 ETF	376		170,770
SPDR S&P 500 ETF Trust	56		25,472

Total U.S. Equity			196,242

TOTAL EXCHANGE-TRADED FUNDS (Cost $279,474)			358,172

INVESTMENT COMPANIES — 16.8%
Alternative Assets — 4.0%
Blackstone Alternative Multi-Strategy Fund Class Y Shares *	702		7,319
Marshall Wace UCITS Fund plc (Luxembourg) * (b)	32		6,555
Neuberger Berman Long Short Fund Class Institutional Shares *	244		4,259

Total Alternative Assets			18,133

Fixed Income — 11.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,797		31,161
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	561		4,440
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	396		4,240
Lord Abbett Short Duration Income Fund Class F3 Shares	3,312		13,345

Total Fixed Income			53,186

U.S. Equity — 1.0%
BlackRock Event Driven Equity Fund Class Institutional Shares	437		4,343

TOTAL INVESTMENT COMPANIES (Cost $73,219)			75,662

COMMON STOCKS — 2.4%
Aerospace & Defense — 0.1%
Airbus SE (France) *	1		77
MTU Aero Engines AG (Germany)	–	(c)	25
Safran SA (France)	1		125

			227

Air Freight & Logistics — 0.0% (d)
DSV A/S (Denmark)	–	(c)	45

Airlines — 0.0% (d)
Ryanair Holdings plc, ADR (Ireland) *	–	(c)	8

Auto Components — 0.0% (d)
Autoliv, Inc., SDR (Sweden)	–	(c)	18
Denso Corp. (Japan)	–	(c)	26
Magna International, Inc. (Canada)	1		42
Stanley Electric Co. Ltd. (Japan)	1		13
Sumitomo Rubber Industries Ltd. (Japan)	1		7

			106

Automobiles — 0.0% (d)
Honda Motor Co. Ltd. (Japan)	–	(c)	11
Suzuki Motor Corp. (Japan)	1		21
Toyota Motor Corp. (Japan)	5		85

			117

Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia)	1		28
Banco Bilbao Vizcaya Argentaria SA (Spain)	6		37
BNP Paribas SA (France)	1		30
Close Brothers Group plc (United Kingdom)	1		9
DBS Group Holdings Ltd. (Singapore)	3		89
DNB Bank ASA (Norway)	5		108
Erste Group Bank AG (Austria)	–	(c)	15
HDFC Bank Ltd., ADR (India)	1		36
ING Groep NV (Netherlands)	7		73
Intesa Sanpaolo SpA (Italy)	18		41
Lloyds Banking Group plc (United Kingdom)	47		29
Mitsubishi UFJ Financial Group, Inc. (Japan)	5		28
National Bank of Canada (Canada)	1		56
Standard Chartered plc (United Kingdom)	2		13
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		16
Svenska Handelsbanken AB, Class A (Sweden)	3		28
UniCredit SpA (Italy)	–	(c)	5
United Overseas Bank Ltd. (Singapore)	2		47

			688

Beverages — 0.1%
Anheuser-Busch InBev SA (Belgium)	1		65
Carlsberg A/S, Class B (Denmark)	1		73
Diageo plc (United Kingdom)	2		102
Kirin Holdings Co. Ltd. (Japan)	1		15
Pernod Ricard SA (France)	–	(c)	40

			295

Biotechnology — 0.0% (d)
BeiGene Ltd., ADR (China) *	–	(c)	39
Genmab A/S (Denmark) *	–	(c)	93

			132

Building Products — 0.0% (d)
Assa Abloy AB, Class B (Sweden)	1		16
Daikin Industries Ltd. (Japan)	–	(c)	28

			44

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Capital Markets — 0.1%
Allfunds Group plc (United Kingdom) *	1		12
Bridgepoint Group plc (United Kingdom) * (e)	3		14
Deutsche Boerse AG (Germany)	–	(c)	16
Euronext NV (Netherlands) (e)	1		55
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1		50
Julius Baer Group Ltd. (Switzerland)	1		33
London Stock Exchange Group plc (United Kingdom)	1		125
Macquarie Group Ltd. (Australia)	–	(c)	36
Partners Group Holding AG (Switzerland)	–	(c)	16
XP, Inc., Class A (Brazil) *	1		20

			377

Chemicals — 0.1%
Air Liquide SA (France)	–	(c)	87
Akzo Nobel NV (Netherlands)	–	(c)	32
Asahi Kasei Corp. (Japan)	6		51
BASF SE (Germany)	–	(c)	26
Covestro AG (Germany) (e)	–	(c)	23
Givaudan SA (Registered) (Switzerland)	–	(c)	62
Johnson Matthey plc (United Kingdom)	1		25
Kansai Paint Co. Ltd. (Japan)	–	(c)	8
Shin-Etsu Chemical Co. Ltd. (Japan)	1		76
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	–	(c)	9
Tosoh Corp. (Japan)	–	(c)	4
Umicore SA (Belgium)	–	(c)	21

			424

Communications Equipment — 0.0% (d)
Nokia OYJ (Finland) *	4		19
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	5		44

			63

Containers & Packaging — 0.0% (d)
Amcor plc, CHDI	2		20

Diversified Financial Services — 0.0% (d)
Challenger Ltd. (Australia)	3		13
Element Fleet Management Corp. (Canada)	3		32
Mitsubishi HC Capital, Inc. (Japan)	3		12

			57

Diversified Telecommunication Services — 0.0% (d)
Koninklijke KPN NV (Netherlands)	11		37
KT Corp. (South Korea)	1		18
Nippon Telegraph & Telephone Corp. (Japan)	4		128

			183

Electric Utilities — 0.0% (d)
Enel SpA (Italy)	7		45
Iberdrola SA (Spain)	5		55
Orsted A/S (Denmark) * (e)	–	(c)	23

			123

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	5		149
Legrand SA (France)	–	(c)	26
Mitsubishi Electric Corp. (Japan)	4		44
Nidec Corp. (Japan)	–	(c)	28
Prysmian SpA (Italy)	1		34

			281

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	2		123
Keyence Corp. (Japan)	–	(c)	87
Murata Manufacturing Co. Ltd. (Japan)	1		40
Omron Corp. (Japan)	–	(c)	20

			270

Energy Equipment & Services — 0.0% (d)
Worley Ltd. (Australia)	3		31

Entertainment — 0.0% (d)
NetEase, Inc. (China)	–	(c)	5

Equity Real Estate Investment Trusts (REITs) — 0.0% (d)
Great Portland Estates plc (United Kingdom)	3		24
Scentre Group (Australia)	11		25

			49

Food & Staples Retailing — 0.0% (d)
Seven & i Holdings Co. Ltd. (Japan)	1		52
Welcia Holdings Co. Ltd. (Japan)	–	(c)	10

			62

Food Products — 0.1%
Barry Callebaut AG (Registered) (Switzerland)	–	(c)	26
Danone SA (France)	–	(c)	10
Nestle SA (Registered) (Switzerland)	2		295
Wilmar International Ltd. (China)	11		38

			369

Gas Utilities — 0.0% (d)
Beijing Enterprises Holdings Ltd. (China)	3		9

Health Care Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland)	–	(c)	16
Asahi Intecc Co. Ltd. (Japan)	–	(c)	6
Elekta AB, Class B (Sweden)	2		15
Hoya Corp. (Japan)	–	(c)	32
Koninklijke Philips NV (Netherlands)	2		50
Sartorius AG (Preference) (Germany)	–	(c)	27
Siemens Healthineers AG (Germany)(e)	1		42
Straumann Holding AG (Registered) (Switzerland)	–	(c)	61
Terumo Corp. (Japan)	1		16

			265

Health Care Providers & Services — 0.0% (d)
Fresenius SE & Co. KGaA (Germany)	1		31

Hotels, Restaurants & Leisure — 0.0% (d)
Compass Group plc (United Kingdom)	2		46
Flutter Entertainment plc (Ireland) *	–	(c)	4

			50

Household Durables — 0.0% (d)
Panasonic Holdings Corp. (Japan)	3		30
Persimmon plc (United Kingdom)	1		26
Sony Group Corp. (Japan)	–	(c)	42

			98

Household Products — 0.0% (d)
Reckitt Benckiser Group plc (United Kingdom)	1		47
Unicharm Corp. (Japan)	1		26

			73

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Independent Power and Renewable Electricity Producers — 0.0% (d)
Electric Power Development Co. Ltd. (Japan)	1		13

Industrial Conglomerates — 0.0% (d)
DCC plc (United Kingdom)	–	(c)	25
Hitachi Ltd. (Japan)	–	(c)	5
Jardine Matheson Holdings Ltd. (Hong Kong)	1		28
Melrose Industries plc (United Kingdom)	17		27
Siemens AG (Registered) (Germany)	1		113

			198

Insurance — 0.2%
AIA Group Ltd. (Hong Kong)	13		138
Aon plc, Class A	–	(c)	33
AXA SA (France)	3		79
Definity Financial Corp. (Canada)	–	(c)	7
Direct Line Insurance Group plc (United Kingdom)	5		17
Manulife Financial Corp. (Canada)	2		32
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	–	(c)	75
PICC Property & Casualty Co. Ltd., Class H (China)	24		24
Ping An Insurance Group Co. of China Ltd., Class H (China)	2		14
Sampo OYJ, Class A (Finland)	1		51
Storebrand ASA (Norway)	4		39
Sun Life Financial, Inc. (Canada)	1		60
Tokio Marine Holdings, Inc. (Japan)	1		47
Zurich Insurance Group AG (Switzerland)	–	(c)	55

			671

Interactive Media & Services — 0.0% (d)
Adevinta ASA (France) *	2		21
NAVER Corp. (South Korea)	–	(c)	27
Tencent Holdings Ltd. (China)	1		62
Z Holdings Corp. (Japan)	4		17

			127

Internet & Direct Marketing Retail — 0.0% (d)
Alibaba Group Holding Ltd., ADR (China) *	–	(c)	7
ASOS plc (United Kingdom) *	1		16
Coupang, Inc. (South Korea) *	–	(c)	4
JD.com, Inc., Class A (China) *	–	(c)	2
MercadoLibre, Inc. (Brazil) *	–	(c)	55
THG plc (United Kingdom) *	1		2
Zalando SE (Germany) * (e)	–	(c)	22

			108

IT Services — 0.0% (d)
Adyen NV (Netherlands) * (e)	–	(c)	16
Amadeus IT Group SA (Spain) *	1		36
Fujitsu Ltd. (Japan)	–	(c)	30
Nexi SpA (Italy) * (e)	–	(c)	6
NTT Data Corp. (Japan)	3		64
Obic Co. Ltd. (Japan)	–	(c)	37

			189

Life Sciences Tools & Services — 0.0% (d)
Evotec SE (Germany) *	1		15

Machinery — 0.0% (d)
Epiroc AB, Class A (Sweden)	1		27
KION Group AG (Germany)	–	(c)	31
Knorr-Bremse AG (Germany)	–	(c)	13
SMC Corp. (Japan)	–	(c)	74
THK Co. Ltd. (Japan)	1		13

			158

Media — 0.0% (d)
CyberAgent, Inc. (Japan)	3		31
Nordic Entertainment Group AB, Class B (Sweden) *	–	(c)	11
Stroeer SE & Co. KGaA (Germany)	–	(c)	16
WPP plc (United Kingdom)	3		38

			96

Metals & Mining — 0.1%
Antofagasta plc (Chile)	2		39
BHP Group Ltd. (Australia)	2		77
BHP Group Ltd. (Australia)	1		20
IGO Ltd. (Australia)	7		75
Rio Tinto Ltd. (Australia)	–	(c)	15
Rio Tinto plc (Australia)	–	(c)	21
South32 Ltd. (Australia)	8		30
Vale SA, ADR (Brazil)	1		14

			291

Multiline Retail — 0.0% (d)
B&M European Value Retail SA (United Kingdom)	5		34
Next plc (United Kingdom)	–	(c)	27

			61

Multi-Utilities — 0.0% (d)
Engie SA (France)	8		101
National Grid plc (United Kingdom)	3		43

			144

Oil, Gas & Consumable Fuels — 0.0% (d)
Equinor ASA (Norway)	2		83
Shell plc, ADR (Netherlands)	1		28
TotalEnergies SE (France)	2		97

			208

Paper & Forest Products — 0.0% (d)
Stora Enso OYJ, Class R (Finland)	2		37

Personal Products — 0.1%
L’Oreal SA (France)	–	(c)	143
Pola Orbis Holdings, Inc. (Japan)	–	(c)	4
Unilever plc (United Kingdom)	2		86

			233

Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	4		61
AstraZeneca plc (United Kingdom)	1		174
AstraZeneca plc, ADR (United Kingdom)	1		73
Bayer AG (Registered) (Germany)	1		55
Daiichi Sankyo Co. Ltd. (Japan)	1		18
GlaxoSmithKline plc, ADR	1		42
HUTCHMED China Ltd., ADR (China) *	1		17
Ipsen SA (France)	–	(c)	21
Novartis AG (Registered) (Switzerland)	1		83
Novo Nordisk A/S, Class B (Denmark)	2		211
Otsuka Holdings Co. Ltd. (Japan)	1		24
Roche Holding AG (Switzerland)	–	(c)	127
Sanofi (France)	1		91
Shionogi & Co. Ltd. (Japan)	1		60

			1,057

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Professional Services — 0.1%
DKSH Holding AG (Switzerland)	–	(c)	34
Recruit Holdings Co. Ltd. (Japan)	2		73
RELX plc (United Kingdom)	2		72
TechnoPro Holdings, Inc. (Japan)	1		30
Teleperformance (France)	–	(c)	29

			238

Real Estate Management & Development — 0.0% (d)
Altus Group Ltd. (Canada)	–	(c)	12
Mitsui Fudosan Co. Ltd. (Japan)	2		42

			54

Road & Rail — 0.0% (d)
Canadian National Railway Co. (Canada)	–	(c)	8
Central Japan Railway Co. (Japan)	–	(c)	26
TFI International, Inc. (Canada)	1		60

			94

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	–	(c)	264
Broadcom, Inc.	–	(c)	72
NXP Semiconductors NV (China)	–	(c)	50
Renesas Electronics Corp. (Japan) *	2		17
STMicroelectronics NV (Singapore)	2		70
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2		168
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6		123
Tokyo Electron Ltd. (Japan)	–	(c)	89

			853

Software — 0.0% (d)
Atlassian Corp. plc, Class A *	–	(c)	25
AVEVA Group plc (United Kingdom)	1		21
Dassault Systemes SE (France)	–	(c)	8
Nice Ltd., ADR (Israel) *	–	(c)	19
SAP SE (Germany)	1		112

			185

Specialty Retail — 0.0% (d)
Industria de Diseno Textil SA (Spain)	2		49
Kingfisher plc (United Kingdom)	11		37
Nitori Holdings Co. Ltd. (Japan)	–	(c)	27

			113

Technology Hardware, Storage & Peripherals — 0.0% (d)
Samsung Electronics Co. Ltd. (South Korea)	1		72

Textiles, Apparel & Luxury Goods - 0.2%
adidas AG (Germany)	–	(c)	21
China Hongxing Sports Ltd. (China) * ‡	743		–	(c)
Cie Financiere Richemont SA (Registered) (Switzerland)	–	(c)	34
Dr. Martens plc (United Kingdom)	3		10
EssilorLuxottica SA (France)	1		139
Hermes International (France)	–	(c)	68
Kering SA (France)	–	(c)	131
LVMH Moet Hennessy Louis Vuitton SE (France)	–	(c)	61
Moncler SpA (Italy)	1		29
Samsonite International SA * (e)	6		13

			506

Thrifts & Mortgage Finance — 0.0% (d)
Housing Development Finance Corp. Ltd. (India)	1		27

Tobacco — 0.0% (d)
British American Tobacco plc (United Kingdom)	2		92

Trading Companies & Distributors — 0.0% (d)
Ashtead Group plc (United Kingdom)	1		41
Bunzl plc (United Kingdom)	1		21
Mitsubishi Corp. (Japan)	2		60
Sumitomo Corp. (Japan)	2		33

			155

Wireless Telecommunication Services — 0.0% (d)
America Movil SAB de CV, Class L, ADR (Mexico)	1		23
SoftBank Group Corp. (Japan)	–	(c)	18
Vodafone Group plc, ADR (United Kingdom)	2		38

			79

TOTAL COMMON STOCKS (Cost $6,658)			10,576

	No. of Warrants (000)
WARRANTS — 0.0% (d)
Textiles, Apparel & Luxury Goods — 0.0% (d)
Cie Financiere Richemont SA expiring 11/22/2023, price 67.00 USD (Switzerland) * (Cost $—)	1		–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (a) (f) (Cost $6,399)	6,398		6,399

Total Investments — 100.2% (Cost $365,750)			450,809
Liabilities in Excess of Other Assets — (0.2)% (g)			(1,003)

Net Assets — 100.0%			449,806

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF MARCH 31, 2022	PERCENT OF TOTAL INVESTMENTS
United States	94.8%
Luxembourg	1.5
Others (each less than 1.0%)	2.3
Short-Term Investments	1.4

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than one thousand.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	The rate shown is the current yield as of March 31, 2022.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—		$227	$—		$227
Air Freight & Logistics	—		45	—		45
Airlines	8		—	—		8
Auto Components	42		64	—		106
Automobiles	—		117	—		117
Banks	92		596	—		688
Beverages	—		295	—		295
Biotechnology	39		93	—		132
Building Products	—		44	—		44
Capital Markets	34		343	—		377
Chemicals	9		415	—		424
Communications Equipment	—		63	—		63
Containers & Packaging	—		20	—		20
Diversified Financial Services	32		25	—		57
Diversified Telecommunication Services	—		183	—		183
Electric Utilities	—		123	—		123
Electrical Equipment	—		281	—		281
Electronic Equipment, Instruments & Components	—		270	—		270
Energy Equipment & Services	—		31	—		31
Entertainment	—		5	—		5
Equity Real Estate Investment Trusts (REITs)	—		49	—		49
Food & Staples Retailing	—		62	—		62
Food Products	—		369	—		369
Gas Utilities	—		9	—		9
Health Care Equipment & Supplies	—		265	—		265
Health Care Providers & Services	—		31	—		31
Hotels, Restaurants & Leisure	—		50	—		50
Household Durables	—		98	—		98
Household Products	—		73	—		73
Independent Power and Renewable Electricity Producers	—		13	—		13
Industrial Conglomerates	28		170	—		198
Insurance	132		539	—		671
Interactive Media & Services	—		127	—		127
Internet & Direct Marketing Retail	66		42	—		108
IT Services	—		189	—		189
Life Sciences Tools & Services	—		15	—		15
Machinery	—		158	—		158
Media	—		96	—		96
Metals & Mining	91		200	—		291
Multiline Retail	—		61	—		61
Multi-Utilities	—		144	—		144
Oil, Gas & Consumable Fuels	28		180	—		208
Paper & Forest Products	—		37	—		37
Personal Products	—		233	—		233
Pharmaceuticals	132		925	—		1,057
Professional Services	—		238	—		238
Real Estate Management & Development	12		42	—		54
Road & Rail	68		26	—		94
Semiconductors & Semiconductor Equipment	290		563	—		853
Software	44		141	—		185
Specialty Retail	—		113	—		113
Technology Hardware, Storage & Peripherals	—		72	—		72
Textiles, Apparel & Luxury Goods	—		506	—	(a)	506
Thrifts & Mortgage Finance	—		27	—		27
Tobacco	—		92	—		92
Trading Companies & Distributors	—		155	—		155
Wireless Telecommunication Services	61		18	—		79

Total Common Stocks	1,208		9,368	—	(a)	10,576

Exchange-Traded Funds	358,172		—	—		358,172
Investment Companies	69,107		—	—		69,107
Warrants	—	(a)	—	—		—	(a)
Short-Term Investments
Investment Companies	6,399		—	—		6,399

Total Investments in Securities	$434,886		$9,368	$—	(a)	$444,254

As of March 31, 2022, certain investments companies with a fair value of $6,555, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF(a)	$9,616	$—	$307	$83	$701	$10,093	144	$161	$—
JPMorgan BetaBuilders Developed Asia ex-Japan ETF(a)	7,475	1,189	—	—	(317)	8,347	150	373	—
JPMorgan BetaBuilders Europe ETF(a)	41,157	9,101	1,498	(15)	(3,173)	45,572	830	807	—
JPMorgan BetaBuilders Japan ETF(a)	14,252	1,300	4,494	11	(1,063)	10,006	197	314	—
JPMorgan Core Bond Fund Class R6 Shares(a)	29,045	7,600	3,300	(89)	(2,095)	31,161	2,797	458	214
JPMorgan Core Plus Bond Fund Class R6 Shares(a)	4,810	—	—	—	(370)	4,440	561	91	33
JPMorgan High Yield Fund Class R6 Shares(a)	9,786	—	9,420	1,249	(1,615)	—	—	259	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29%(a)(b)	5,967	124,851	124,418	(1)	— (c)	6,399	6,398	3	—
JPMorgan Short Duration Bond Fund Class R6 Shares(a)	4,014	1,300	899	(19)	(156)	4,240	396	33	9

Total	$126,122	$145,341	$144,336	$1,219	$(8,088)	$120,258		$2,499	$256

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.